Stock Options (Details 2) - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Stock Compensation Expense:
SG&A	$ 211,406	$ 420,488
R&D	97,357	16,286
Total	$ 308,763	$ 436,774